Financial Instruments Risk Management - Contractual and Scheduled Maturities of Debt Securities, Mortgages, and Loans (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	$ 188,050	$ 178,698
Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	85,618	81,955
Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	6,225	4,317
Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	16,384	16,229
Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	12,274	12,584
Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	50,735	48,825
Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	13,605	14,438
Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	45,828	43,181
FVTPL | Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	72,599	68,106
FVTPL | Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	3,027	1,932
FVTPL | Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	11,151	9,733
FVTPL | Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	10,751	10,662
FVTPL | Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	47,670	45,779
FVTPL | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	11,901	12,466
FVTPL | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,585	1,344
FVTPL | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	5,177	5,745
FVTPL | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	3,903	3,814
FVTPL | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,236	1,563
FVTPL | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	43,256	40,767
FVTPL | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,319	2,262
FVTPL | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	8,805	7,863
FVTPL | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	11,580	10,354
FVTPL | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	20,552	20,288
FVOCI | Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	13,019	13,849
FVOCI | Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	3,198	2,385
FVOCI | Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	5,233	6,496
FVOCI | Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,523	1,922
FVOCI | Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	3,065	3,046
FVOCI | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	499	417
FVOCI | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	183	66
FVOCI | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	313	340
FVOCI | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	3	8
FVOCI | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	0	3
FVOCI | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,234	2,108
FVOCI | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	280	324
FVOCI | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,464	1,240
FVOCI | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	417	494
FVOCI | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	73	50
Amortized cost | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,205	1,555
Amortized cost | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	323	283
Amortized cost | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	751	929
Amortized cost | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	131	343
Amortized cost | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	0	0
Amortized cost | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	348	320
Amortized cost | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	66	100
Amortized cost | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	253	199
Amortized cost | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	29	21
Amortized cost | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	0	0
Gross carrying amount | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	13,605	14,438
Gross carrying amount | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,091	1,693
Gross carrying amount | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	6,241	7,014
Gross carrying amount | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	4,037	4,165
Gross carrying amount | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,236	1,566
Gross carrying amount | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	45,838	43,195
Gross carrying amount | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,665	2,686
Gross carrying amount | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	10,522	9,302
Gross carrying amount | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	12,026	10,869
Gross carrying amount | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	$ 20,625	$ 20,338